COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Aggregate minimum rental payments under non-cancelable operating leases:
2016	$ 4,343
2017	3,474
2018	2,897
2019	2,513
2020	1,235
Operating leases, total	14,462
Rent expenses	$ 4,998	$ 4,628	$ 4,496